Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2013
Employee Benefit Plans [Abstract]
Summary of ESOP shares

The ESOP shares were as follows:

	March 31,
	2013	2012
	(In Thousands)
Allocated shares	605	539
Shares committed to be released	8	8
Unearned shares	421	494

Total ESOP Shares	1,034	1,041

Fair value of unearned shares	$5,244	$5,159